UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2538
                                    --------

                           Touchstone Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    --------------
Date of fiscal year end:  09/30
                          -------
Date of reporting period: 6/30/11
                          -------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Touchstone Investment Trust - Portfolio of Investments
Touchstone Core Bond Fund - June 30, 2011 (Unaudited)

 PRINCIPAL                                                                                                                MARKET
  AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS -- 34.2%
$   22,000  Accellent, Inc., 8.375%, 2/1/17                                                                            $     22,742
    23,000  Accuride Corp., 9.500%, 8/1/18                                                                                   24,610
    40,000  ACE Hardware Corp., 144a, 9.125%, 6/1/16                                                                         42,500
    45,000  AES Corp., 8.000%, 10/15/17                                                                                      47,700
    50,000  AK Steel Corp., 7.625%, 5/15/20 +                                                                                51,250
    36,000  Aleris International, Inc., 144a, 7.625%, 2/15/18                                                                35,910
    34,000  AMC Networks, Inc., 144a, 7.750%, 7/15/21                                                                        35,530
    39,000  Amsted Industries, Inc., 144a, 8.125%, 3/15/18                                                                   40,950
   295,000  Anheuser-Busch InBev Worldwide, Inc., 8.200%, 1/15/39                                                           405,743
    25,000  Apria Healthcare Group, Inc., 11.250%, 11/1/14                                                                   25,875
    25,000  Aptalis Pharma, Inc., 12.750%, 3/1/16                                                                            27,094
    20,000  ARAMARK Holdings Corp., 144a, 8.625%, 5/1/16                                                                     20,350
   310,000  ArcelorMittal, 5.500%, 3/1/21                                                                                   310,484
   300,000  AT&T, Inc., 6.550%, 2/15/39                                                                                     329,049
    15,000  Aviation Capital Group, 144a, 6.750%, 4/6/21                                                                     14,798
   285,000  Bank of America Corp. MTN, 5.000%, 5/13/21                                                                      281,537
   260,000  Barrick Gold Corp., 144a, 2.900%, 5/30/16                                                                       259,795
    18,000  Basic Energy Services, Inc., 7.125%, 4/15/16                                                                     18,000
    67,000  Basic Energy Services, Inc., 144a, 7.750%, 2/15/19                                                               67,335
    31,000  BI-LO LLC / BI-LO Finance Corp., 144a, 9.250%, 2/15/19                                                           31,388
   305,000  Brandywine Operating Partnership LP, 5.400%, 11/1/14                                                            326,513
   190,000  Burlington Northern Santa Fe LLC, 5.750%, 5/1/40                                                                195,722
    10,000  BWAY Holding Co., 10.000%, 6/15/18                                                                               10,912
    54,000  Calcipar SA, 144a, 6.875%, 5/1/18                                                                                54,135
    30,000  Calpine Corp., 144a, 7.500%, 2/15/21                                                                             30,600
    25,000  Calpine Corp., 144a, 7.875%, 7/31/20                                                                             26,125
    57,000  Capella Healthcare, Inc., 144a, 9.250%, 7/1/17                                                                   60,135
    27,000  Cascades, Inc., 7.750%, 12/15/17                                                                                 28,148
   275,000  Caterpillar Financial Services Corp. MTN, 5.450%, 4/15/18                                                       311,010
     4,000  CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 4/30/21                                                    3,945
    37,000  CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 1/15/19                                                   38,110
    15,000  CCO Holdings LLC / CCO Holdings Capital Corp., 7.875%, 4/30/18                                                   15,806
   320,000  CenterPoint Energy, Inc., 5.950%, 2/1/17                                                                        358,201
    29,000  Central Garden and Pet Co., 8.250%, 3/1/18                                                                       29,942
    25,000  Cenveo Corp., 8.875%, 2/1/18                                                                                     24,250
    60,000  Cequel Communications Holdings l LLC and Cequel Capital Corp., 144a, 8.625%, 11/15/17                            62,400
    13,000  Chesapeake Energy Corp., 6.625%, 8/15/20                                                                         13,683
    32,000  Chrysler Group LLC / CG Co-Issuer, Inc., 144a, 8.250%, 6/15/21                                                   31,360
    56,000  Cincinnati Bell, Inc., 8.375%, 10/15/20                                                                          55,860
    20,000  CIT Group, Inc., 144a, 7.000%, 5/2/16                                                                            19,925
    10,000  CIT Group, Inc., 144a, 7.000%, 5/2/17                                                                             9,975
     5,000  Citadel Broadcasting Corp., 144a, 7.750%, 12/15/18                                                                5,312
   250,000  Citigroup, Inc., 5.500%, 4/11/13                                                                                265,419
    29,000  Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 8.500%, 12/15/19                              31,356
    15,000  CMS Energy Corp., 8.750%, 6/15/19                                                                                18,310
    32,000  Coffeyville Resources LLC / Coffeyville Finance Inc., 144a, 10.875%, 4/1/17                                      36,320
   235,000  Comcast Corp., 5.700%, 7/1/19                                                                                   261,434
    10,000  Consol Energy, Inc., 8.000%, 4/1/17                                                                              10,900
    10,000  Consol Energy, Inc., 8.250%, 4/1/20                                                                              10,900
    33,851  Continental Airlines 2003-ERJ1 Pass Through Trust, 7.875%, 7/2/18                                                33,767
    24,000  Cooper-Standard Automotive, Inc., 8.500%, 5/1/18                                                                 25,320
    48,000  Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 4/1/21                                                  47,400
    52,000  CoreLogic, Inc., 144a, 7.250%, 6/1/21                                                                            50,700
    44,000  Credit Acceptance Corp., 144a, 9.125%, 2/1/17                                                                    46,970
   275,000  Credit Suisse New York MTN, 4.375%, 8/5/20                                                                      268,883
    53,000  Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 144a, 7.750%, 4/1/19                        52,603
    45,000  Cricket Communications, Inc., 7.750%, 5/15/16                                                                    47,700
    12,000  Crosstex Energy, 8.875%, 2/15/18                                                                                 12,780
    50,000  CSC Holdings LLC, 8.625%, 2/15/19                                                                                56,375
    50,000  Dana Holding Corp., 6.750%, 2/15/21                                                                              49,313
    15,000  Del Monte Foods Co., 144a, 7.625%, 2/15/19                                                                       15,150
   265,000  DirecTV Holdings LLC / DirecTV Financing Co., Inc., 7.625%, 5/15/16                                             288,850
    20,000  DISH DBS Corp., 7.875%, 9/1/19                                                                                   21,575
     5,000  EH Holding Corp., 144a, 6.500%, 6/15/19                                                                           5,088
     1,000  EH Holding Corp., 144a, 7.625%, 6/15/21                                                                           1,020
   230,000  Enel Finance International NV, 144a, 6.250%, 9/15/17                                                            253,913
   250,000  Enterprise Products Operating LLC, 3.200%, 2/1/16                                                               253,956
    40,000  Enterprise Products Operating LLC, 7.000%, 6/1/67 (a)                                                            39,900
    11,000  Entravision Communications Corp., 8.750%, 8/1/17                                                                 11,385
   100,000  Equinox Holdings, Inc., 144a, 9.500%, 2/1/16                                                                    105,000
     8,000  Exide Technologies, 144a, 8.625%, 2/1/18                                                                          8,320
    22,000  First Data Corp., 144a, 8.875%, 8/15/20                                                                          23,485
    26,000  Fisher Communications, Inc., 8.625%, 9/15/14                                                                     26,325
    57,000  Frontier Communications Corp., 8.500%, 4/15/20                                                                   62,130
   270,000  General Electric Capital Corp. MTN, 5.625%, 5/1/18                                                              295,304
    52,000  Genesis Energy LP / Genesis Energy Finance Corp., 144a, 7.875%, 12/15/18                                         51,740
   240,000  Goldman Sachs Group, Inc., 7.500%, 2/15/19                                                                      279,250
    17,000  Goodyear Tire & Rubber Co., 8.750%, 8/15/20                                                                      18,658
    23,000  Griffon Corp., 144a, 7.125%, 4/1/18                                                                              23,086
   175,000  Health Care REIT, Inc., 6.125%, 4/15/20                                                                         187,444
    78,000  Helix Energy Solutions Group, Inc., 144a, 9.500%, 1/15/16                                                        80,340
    25,000  Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 7.625%, 4/15/21                                                 26,125
    75,000  Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 9.000%, 6/1/16                                                  78,469
    50,000  Holly Energy Partners LP / Holly Energy Finance Corp., 6.250%, 3/1/15                                            50,000
   220,000  Home Depot, Inc., 5.950%, 4/1/41                                                                                226,562
   180,000  HSBC Bank PLC, 144a, 3.100%, 5/24/16                                                                            178,810
    27,000  Icon Health & Fitness, 144a, 11.875%, 10/15/16                                                                   27,540
    22,000  Inergy LP / Inergy Finance Corp., 7.000%, 10/1/18                                                                22,220
    55,000  Ingles Markets, Inc., 8.875%, 5/15/17                                                                            58,850
    30,000  Insight Communications Co., Inc., 144a, 9.375%, 7/15/18                                                          32,925
    28,000  Intelsat Jackson Holdings SA, 144a, 7.250%, 4/1/19                                                               27,790
   110,000  Intergen NV, 144a, 9.000%, 6/30/17                                                                              116,325
    18,000  International Automotive Components Group SL, 144a, 9.125%, 6/1/18                                               18,405
   185,000  Ipalco Enterprises, Inc., 144a, 5.000%, 5/1/18                                                                  180,718
    25,000  Iron Mountain, Inc., 8.000%, 6/15/20                                                                             25,875

Touchstone Investment Trust - Portfolio of Investments
Touchstone Core Bond Fund - June 30, 2011 (Unaudited)

 PRINCIPAL                                                                                                                MARKET
  AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS -- 34.2% (CONTINUED)
$   62,000  JBS USA LLC / JBS USA Finance, Inc., 144a, 7.250%, 6/1/21                                                  $     60,295
    78,000  JMC Steel Group, 144a, 8.250%, 3/15/18                                                                           79,170
   175,000  JPMorgan Chase & Co., 4.250%, 10/15/20                                                                          171,209
    38,000  Kemet Corp., 10.500%, 5/1/18                                                                                     41,990
    30,000  Koppers, Inc., 7.875%, 12/1/19                                                                                   32,025
   170,000  Kraft Foods, Inc., 4.125%, 2/9/16                                                                               181,780
     8,000  Lear Corp., 7.875%, 3/15/18                                                                                       8,600
    49,000  Libbey Glass, Inc., 10.000%, 2/15/15                                                                             53,165
    16,000  Liberty Mutual Group, Inc., 144a, 10.750%, 6/15/58 (a)                                                           21,240
    27,000  Liberty Tire Recycling, 144a, 11.000%, 10/1/16                                                                   28,215
    10,000  Longview Fibre Paper & Packaging, Inc., 144a, 8.000%, 6/1/16                                                     10,050
    16,000  Lyondell Chemical Co., 144a, 8.000%, 11/1/17                                                                     17,800
   220,000  Macy's Retail Holdings, Inc., 5.350%, 3/15/12                                                                   225,574
    24,000  MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.750%, 11/1/20                                     24,480
    47,000  Martin Midstream Partners LP / Martin Midstream Finance Corp., 8.875%, 4/1/18                                    49,350
    34,000  MEG Energy Corp., 144a, 6.500%, 3/15/21                                                                          34,170
    46,000  Meritage Homes Corp., 7.150%, 4/15/20                                                                            44,850
    40,000  MetLife, Inc., 10.750%, 8/1/39                                                                                   56,300
    16,000  MetroPCS Wireless, Inc., 7.875%, 9/1/18                                                                          16,940
   250,000  Morgan Stanley MTN, 4.100%, 1/26/15                                                                             256,848
    25,000  MPT Operating Partnership LP / MPT Finance Corp., 144a, 6.875%, 5/1/21                                           24,563
    29,000  Navios Maritime Holdings, Inc. / Navios Maritime Finance II US Inc, 144a, 8.125%, 2/15/19                        27,840
    22,000  Navios South American Logisitcs, Inc. / Navios Logistics Finance US Inc, 144a, 9.250%, 4/15/19                   22,165
    30,000  NBTY, Inc., 144a, 9.000%, 10/1/18                                                                                31,650
    14,000  Newfield Exploration Co., 6.875%, 2/1/20                                                                         14,875
   210,000  News America, Inc., 6.900%, 3/1/19                                                                              244,407
   225,000  NextEra Energy Capital Holdings, Inc., 6.350%, 10/1/66 (a)                                                      223,313
    38,000  NII Capital Corp., 7.625%, 4/1/21                                                                                39,710
    19,000  NII Capital Corp., 8.875%, 12/15/19                                                                              20,971
   350,000  Norfolk Southern Corp., 5.750%, 4/1/18                                                                          396,238
    10,000  Novelis, Inc., 8.375%, 12/15/17                                                                                  10,675
   235,000  NuStar Logistics LP, 6.050%, 3/15/13                                                                            250,582
    32,000  OGX Petroleo e Gas Participacoes SA, 144a, 8.500%, 6/1/18                                                        32,912
    52,000  Omega Healthcare Investors, Inc., 144a, 6.750%, 10/15/22                                                         51,285
    51,000  Omnicare, Inc., 7.750%, 6/1/20                                                                                   54,124
    27,000  PAETEC Holding Corp., 8.875%, 6/30/17                                                                            28,350
    38,000  Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp., 8.250%, 4/15/18                       39,235
    51,000  Petrohawk Energy Corp., 144a, 6.250%, 6/1/19                                                                     49,852
     9,000  PHH Corp., 9.250%, 3/1/16                                                                                         9,844
    44,000  Pioneer Drilling Co., 9.875%, 3/15/18                                                                            47,080
   210,000  Plains All American Pipeline LP / PAA Finance Corp., 6.650%, 1/15/37                                            221,778
     9,000  PolyOne Corp., 7.375%, 9/15/20                                                                                    9,428
   185,000  PPL Energy Supply LLC, 6.500%, 5/1/18                                                                           208,728
    26,000  Pulte Group, Inc., 6.375%, 5/15/33                                                                               21,450
     4,000  Pulte Group, Inc., 7.875%, 6/15/32                                                                                3,660
    40,000  Regency Energy Partners LP / Regency Energy Finance Corp., 9.375%, 6/1/16                                        44,600
   215,000  Republic Services, Inc., 3.800%, 5/15/18                                                                        215,921
    15,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 144a, 8.500%, 10/15/16                                  15,638
   235,000  Rockies Express Pipeline LLC, 144a, 6.250%, 7/15/13                                                             252,178
     4,000  RR Donnelley & Sons Co., 7.250%, 5/15/18                                                                          4,000
    10,000  RR Donnelley & Sons Co., 7.625%, 6/15/20                                                                          9,883
    35,000  Sabine Pass LNG LP, 7.250%, 11/30/13                                                                             35,875
    80,000  Service Corp. International, 8.000%, 11/15/21                                                                    86,600
    12,000  Sprint Capital Corp., 6.875%, 11/15/28                                                                           11,370
   100,000  Sprint Nextel Corp., 8.375%, 8/15/17                                                                            109,875
    39,000  Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding, 10.250%, 12/1/17                    38,805
   101,000  Targa Resources Partners LP / Targa Resources Partners Finance Corp., 144a, 7.875%, 10/15/18                    106,555
   165,000  Teachers Insurance & Annuity Association of America, 144a, 6.850%, 12/16/39                                     187,751
    37,000  Tembec Industries, Inc., 11.250%, 12/15/18                                                                       38,711
    12,000  Tenneco, Inc., 6.875%, 12/15/20                                                                                  12,210
    21,000  Texas Industries, Inc., 9.250%, 8/15/20                                                                          20,318
   440,000  Time Warner Cable, Inc., 4.125%, 2/15/21                                                                        425,292
    21,000  Tomkins LLC / Tomkins, Inc., 144a, 9.000%, 10/1/18                                                               22,627
    25,000  Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 144a, 10.625%, 9/1/17                             26,938
   220,000  TransCanada PipeLines Ltd., 6.100%, 6/1/40                                                                      233,062
    50,000  TransDigm, Inc., 144a, 7.750%, 12/15/18                                                                          52,500
    40,000  Tutor Perini Corp., 7.625%, 11/1/18                                                                              38,400
     7,000  TW Telecom Holdings, Inc., 8.000%, 3/1/18                                                                         7,464
     2,000  United Rentals North America, Inc., 9.250%, 12/15/19                                                              2,170
   275,000  Verizon Communications, Inc., 6.250%, 4/1/37                                                                    291,827
   330,000  Viacom, Inc., 6.250%, 4/30/16                                                                                   379,555
    39,000  Viasat, Inc., 8.875%, 9/15/16                                                                                    41,340
    40,000  Visteon Corp., 144a, 6.750%, 4/15/19                                                                             38,600
    39,000  Vulcan Materials Co., 7.500%, 6/15/21                                                                            38,948
   290,000  WCI Finance LLC / WEA Finance LLC, 144a, 5.700%, 10/1/16                                                        320,894
    50,000  West Corp., 144a, 8.625%, 10/1/18                                                                                50,500
   100,000  Wind Acquisition Finance SA, 144a, 11.750%, 7/15/17                                                             113,250
    69,000  Windstream Corp., 7.875%, 11/1/17                                                                                73,226
   350,000  Xstrata Finance Canada Ltd., 144a, 5.500%, 11/16/11                                                             356,083
------------------------------------------------------------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS                                                                                      $ 15,455,424
------------------------------------------------------------------------------------------------------------------------------------

            MORTGAGE-BACKED SECURITIES -- 33.9%
   280,000  Banc of America Commercial Mortgage, Inc., Ser 2005-4, Class A3, 4.891%, 7/10/45                                288,070
   335,000  Banc of America Commercial Mortgage, Inc., Ser 2006-2, Class A3, 5.896%, 5/10/45(a)                             350,605
   435,000  Banc of America Commercial Mortgage, Inc., Ser 2006-6, Class A3, 5.369%, 10/10/45                               459,365
   355,000  Banc of America Commercial Mortgage, Inc., Ser 2007-1, Class AAB, 5.422%, 1/15/49                               373,004
   540,000  Banc of America Commercial Mortgage, Inc., Ser 2007-2, Class AAB, 5.773%, 4/10/49(a)                            574,009
   875,000  Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Class A4A, 4.871%, 9/11/42                          939,091
   270,000  Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Class A3, 5.518%, 9/11/41                           281,425
   875,000  Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Class A4, 5.905%, 6/11/40(a)                        948,893
   180,000  Citigroup Commercial Mortgage Trust, Ser 2006-C4, Class A2, 5.920%, 3/15/49(a)                                  190,932

Touchstone Investment Trust - Portfolio of Investments
Touchstone Core Bond Fund - June 30, 2011 (Unaudited)

 PRINCIPAL                                                                                                                MARKET
  AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 33.9% (CONTINUED)
$  135,000  Commercial Mortgage Pass Through Certificates, Ser 2005-C6, Class A5A, 5.116%, 6/10/44(a)                  $    146,156
   550,000  Credit Suisse First Boston Mortgage Securities Corp., Ser 2004-C3, Class A5, 5.113%, 7/15/36(a)                 589,566
   991,336  Credit Suisse First Boston Mortgage Securities Corp., Ser 2005-9, Class 2A1, 5.500%, 10/25/35                   932,360
   545,896  FHLMC, Pool #A96485, 4.500%, 1/1/41                                                                             564,741
   281,867  FHLMC, Pool #A56988, 5.500%, 2/1/37                                                                             305,175
   270,923  FHLMC, Pool #G03781, 6.000%, 1/1/38                                                                             298,202
   300,000  First Union Commercial Mortgage Trust, Ser 1999-C1, Class F, 144a,5.350%, 10/15/35                              309,002
   293,077  FNMA, Pool #AB1800, 4.000%, 11/1/40                                                                             293,765
   132,260  FNMA, Pool #254759, 4.500%, 6/1/18                                                                              141,525
    54,436  FNMA, Pool #765504, 4.500%, 2/1/19                                                                               58,250
   127,259  FNMA, Pool #974401, 4.500%, 4/1/23                                                                              135,657
   178,159  FNMA, Pool #974403, 4.500%, 4/1/23                                                                              190,251
   709,505  FNMA, Pool #983610, 5.000%, 5/1/23                                                                              762,059
   180,214  FNMA, Pool #984256, 5.000%, 6/1/23                                                                              194,238
   237,548  FNMA, Pool #988107, 5.000%, 8/1/23                                                                              255,143
   178,667  FNMA, Pool #995472, 5.000%, 11/1/23                                                                             191,902
   396,244  FNMA, Pool #AB1149, 5.000%, 6/1/40                                                                              421,816
   160,747  FNMA, Pool #995529, 5.500%, 11/1/22                                                                             174,341
   251,270  FNMA, Pool #889734, 5.500%, 6/1/37                                                                              272,480
   152,323  FNMA, Pool #995220, 6.000%, 11/1/23                                                                             166,927
    43,611  FNMA, Pool #561741, 7.500%, 1/1/31                                                                               51,138
    14,688  FNMA, Pool #535290, 8.000%, 5/1/30                                                                               17,294
    12,316  FNMA, Pool #569874, 8.000%, 2/1/31                                                                               14,500
    60,223  GE Capital Commercial Mortgage Corp., Ser 2004-C1, Class A2, 3.915%, 11/10/38                                    60,200
   371,630  GE Capital Commercial Mortgage Corp., Ser 2005-C4, Class ASB, 5.460%, 11/10/45(a)                               395,162
    48,645  GNMA, Pool #G2 8503, 2.625%, 9/20/24(a)                                                                          50,438
     5,182  GNMA, Pool #434792, 8.000%, 7/15/30                                                                               6,169
    33,760  GNMA, Ser 2003-11, Class GJ, 4.000%, 10/17/29                                                                    35,017
   400,000  GS Mortgage Securities Corp. II, Ser 2006-GG8, Class AAB, 5.535%, 11/10/39                                      427,079
   595,000  JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2004-C2, Class A3, 5.388%, 5/15/41(a)                 638,874
   470,000  LB-UBS Commercial Mortgage Trust, Ser 2006-C3, Class A3, 5.689%, 3/15/32(a)                                     489,062
   985,643  Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Class 2A4S, 5.963%, 1/25/47                                   612,143
   335,512  Residential Asset Securitization Trust, Ser 2005-A6CB, Class A8, 5.500%, 6/25/35                                 86,811
   458,606  Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36                                 341,411
   122,724  Residential Funding Mortgage Securities I, Ser 2006-S2, Class A2, 5.750%, 2/25/36                                77,595
   194,191  Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-23, Class 1A3, 2.626%, 1/25/36(a)                      157,772
   250,000  Wachovia Bank Commercial Mortgage Trust, Ser 2006-C29, Class A3, 5.313%, 11/15/48                               268,628
   390,000  Wachovia Bank Commercial Mortgage Trust, Ser 2007-C34, Class APB, 5.617%, 5/15/46                               411,207
   416,800  Washington Mutual Alternative Mortgage Pass-Thru Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35          356,364
------------------------------------------------------------------------------------------------------------------------------------

            TOTAL MORTGAGE-BACKED SECURITIES                                                                           $ 15,305,814
------------------------------------------------------------------------------------------------------------------------------------

            U.S. TREASURY OBLIGATIONS -- 20.9%
 3,845,000  U.S. Treasury Bond, 4.375%, 5/15/41                                                                           3,839,002
 3,670,000  U.S. Treasury Note, 0.500%, 5/31/13                                                                           3,673,872
 1,910,000  U.S. Treasury Note, 3.125%, 5/15/21                                                                           1,904,633
------------------------------------------------------------------------------------------------------------------------------------
            TOTAL U.S. TREASURY OBLIGATIONS                                                                            $  9,417,507
------------------------------------------------------------------------------------------------------------------------------------

            ASSET-BACKED SECURITIES -- 6.5%
   586,528  Countrywide Asset-Backed Certificates, Ser 2007-S1, Class A5, 6.018%, 11/25/36(a)                               329,103
 1,150,200  Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2005-3, Class 4A4, 5.250%, 6/25/35                  1,086,218
   570,000  Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Class A3, 4.569%, 8/10/42                             576,651
   555,000  Morgan Stanley Capital I, Ser 2006-HQ9, Class A3, 5.712%, 7/12/44                                               575,246
   463,896  Structured Asset Securities Corp., Ser 2005-17, Class 5A1, 5.500%, 10/25/35                                     384,991
------------------------------------------------------------------------------------------------------------------------------------

            TOTAL ASSET-BACKED SECURITIES                                                                              $  2,952,209
------------------------------------------------------------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY OBLIGATION -- 2.4%

 1,000,000  FNMA TBA,  5.000%, 8/25/41                                                                                 $  1,059,688
------------------------------------------------------------------------------------------------------------------------------------

            MUNICIPAL BONDS -- 1.0%
   215,000  California St UTGO, Ser 2009, 5.950%, 4/1/16                                                                    239,166
   205,000  Municipal Electric Auth. of Georgia Rev, Ser 2010, 6.655%, 4/1/57                                               193,266
------------------------------------------------------------------------------------------------------------------------------------

            TOTAL MUNICIPAL BONDS                                                                                      $    432,432
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          MARKET
   SHARES                                                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------

            PREFERRED STOCK --0.1%
            FINANCIALS --0.1%
     2,750  Ally Financial, Inc., 7.38%                                                                                $     64,927
------------------------------------------------------------------------------------------------------------------------------------

            INVESTMENT FUNDS -- 3.0%
    52,470  Invesco Liquid Assets Portfolio**                                                                                52,470
 1,324,100  Touchstone Institutional Money Market Fund^                                                                   1,324,100
------------------------------------------------------------------------------------------------------------------------------------
            TOTAL INVESTMENT FUNDS                                                                                     $  1,376,570
------------------------------------------------------------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES -- 102.0%
            (Cost $46,254,880)                                                                                         $ 46,064,571

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.0%)                                                                (887,703)
------------------------------------------------------------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                                                                       $ 45,176,868
====================================================================================================================================

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $50,738.
(a) Variable rate security - the rate reflected is the rate in effect as of June 30, 2011.
**    Represents collateral for securities loaned.

Touchstone Investment Trust - Portfolio of Investments
Touchstone Core Bond Fund - June 30, 2011 (Unaudited)

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
FHLMC -- Federal Home Loan Mortgage Corp.
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust
UTGO -- Unlimited Tax General Obligation
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities were valued at $4,633,088 or 10.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION            LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Corporate Bonds      $        --     $15,455,424     $        --     $15,455,424
Mortgage-
  Backed
  Securities                  --      15,305,814              --      15,305,814
U.S. Treasury
  Obligations                 --       9,417,507              --       9,417,507
Asset-Backed
  Securities                  --       2,952,209              --       2,952,209
Investment Funds       1,376,570              --              --       1,376,570
U.S. Government
  Agency
  Obligation                  --       1,059,688              --       1,059,688
Municipal Bonds               --         432,432              --         432,432
Preferred Stocks              --          64,927              --          64,927
--------------------------------------------------------------------------------
                                                                     $46,064,571

See accompanying Notes to Portfolios of Investments.

Touchstone Investment Trust - Portfolio of Investments
Touchstone High Yield Fund - June 30, 2011 (Unaudited)

 PRINCIPAL                                                                                                                MARKET
  AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS -- 97.3%
$  956,000  Accellent, Inc., 8.375%, 2/1/17                                                                            $    988,265
   809,000  Accuride Corp., 9.500%, 8/1/18                                                                                  865,630
 1,408,000  AES Corp., 8.000%, 10/15/17                                                                                   1,492,480
 1,457,000  AK Steel Corp., 7.625%, 5/15/20 +                                                                             1,493,425
 1,631,000  Aleris International, Inc., 144a, 7.625%, 2/15/18                                                             1,626,923
   806,000  Ally Financial, Inc., 7.500%, 9/15/20                                                                           842,270
 1,008,000  AMC Networks, Inc., 144a, 7.750%, 7/15/21                                                                     1,053,360
   796,000  Amsted Industries, Inc., 144a, 8.125%, 3/15/18                                                                  835,800
 1,598,000  Apria Healthcare Group, Inc., 11.250%, 11/1/14                                                                1,653,930
   500,000  Aptalis Pharma, Inc., 12.750%, 3/1/16                                                                           541,875
   638,000  ARAMARK Holdings Corp., 144a, 8.625%, 5/1/16                                                                    649,165
    30,000  Asbury Automotive Group, Inc., 7.625%, 3/15/17                                                                   29,775
 1,633,000  Atlas Pipeline Partners LP, 8.750%, 6/15/18                                                                   1,726,898
   449,000  Aviation Capital Group, 144a, 6.750%, 4/6/21                                                                    442,961
   532,000  Basic Energy Services, Inc., 7.125%, 4/15/16                                                                    532,000
 1,263,000  Basic Energy Services, Inc., 144a, 7.750%, 2/15/19                                                            1,269,315
   750,000  BE Aerospace, Inc., 8.500%, 7/1/18                                                                              818,438
 1,078,000  Berry Petroleum Co., 8.250%, 11/1/16                                                                          1,123,815
 1,854,000  BI-LO LLC / BI-LO Finance Corp., 144a, 9.250%, 2/15/19                                                        1,877,175
   802,000  BWAY Holding Co., 10.000%, 6/15/18                                                                              875,182
   250,000  Cablevision Systems Corp., 8.000%, 4/15/20                                                                      268,125
   655,000  Calcipar SA, 144a, 6.875%, 5/1/18                                                                               656,637
   644,000  Calpine Corp., 144a, 7.500%, 2/15/21                                                                            656,880
   513,000  Calpine Corp., 144a, 7.875%, 7/31/20                                                                            536,085
   400,000  Calpine Corp., 144a, 7.875%, 1/15/23                                                                            412,000
 1,796,000  Capella Healthcare, Inc., 144a, 9.250%, 7/1/17                                                                1,894,780
   672,000  Cascades, Inc., 7.750%, 12/15/17                                                                                700,560
 1,000,000  Cascades, Inc., 7.875%, 1/15/20                                                                               1,041,250
   550,000  Case New Holland, Inc., 144a, 7.875%, 12/1/17                                                                   605,000
   275,000  CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 4/30/21                                                  271,219
   974,000  CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 1/15/19                                                1,003,220
 1,000,000  CCO Holdings LLC / CCO Holdings Capital Corp., 7.875%, 4/30/18                                                1,053,750
   141,000  CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, 4/30/20                                                  152,280
   905,000  Central Garden and Pet Co., 8.250%, 3/1/18                                                                      934,413
 1,052,000  Cenveo Corp., 7.875%, 12/1/13 +                                                                               1,009,920
 1,800,000  Cenveo Corp., 8.875%, 2/1/18                                                                                  1,746,000
 1,550,000  Cequel Communications Holdings l LLC and Cequel Capital Corp., 144a, 8.625%, 11/15/17                         1,612,000
   516,000  Chesapeake Energy Corp., 6.625%, 8/15/20                                                                        543,090
   205,000  Chesapeake Energy Corp., 9.500%, 2/15/15                                                                        237,800
 1,270,000  Chrysler Group LLC / CG Co-Issuer, Inc., 144a, 8.250%, 6/15/21                                                1,244,600
 1,437,000  CHS / Community Health Systems, Inc., 8.875%, 7/15/15                                                         1,480,110
     1,000  Cincinnati Bell, Inc., 7.000%, 2/15/15                                                                            1,013
 1,180,000  Cincinnati Bell, Inc., 8.250%, 10/15/17                                                                       1,185,900
   868,000  Cincinnati Bell, Inc., 8.375%, 10/15/20                                                                         865,830
 2,250,000  CIT Group, Inc., 144a, 7.000%, 5/2/16                                                                         2,241,563
   150,000  Citadel Broadcasting Corp., 144a, 7.750%, 12/15/18                                                              159,375
   500,000  Clearwater Paper Corp., 7.125%, 11/1/18                                                                         512,500
   746,000  Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 8.500%, 12/15/19                             806,613
 1,421,000  Coffeyville Resources LLC / Coffeyville Finance Inc., 144a, 10.875%, 4/1/17                                   1,612,835
 2,452,000  CommScope, Inc., 144a, 8.250%, 1/15/19                                                                        2,525,560
   198,000  Consol Energy, Inc., 8.000%, 4/1/17                                                                             215,820
   198,000  Consol Energy, Inc., 8.250%, 4/1/20                                                                             215,820
 1,614,948  Continental Airlines 2003-ERJ1 Pass Through Trust, 7.875%, 7/2/18                                             1,610,911
   957,000  Cooper-Standard Automotive, Inc., 8.500%, 5/1/18                                                              1,009,635
 1,767,000  Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 4/1/21                                               1,744,912
 2,707,000  CoreLogic, Inc., 144a, 7.250%, 6/1/21                                                                         2,639,325
   320,000  Credit Acceptance Corp., 9.125%, 2/1/17                                                                         342,400
   144,000  Credit Acceptance Corp., 144a, 9.125%, 2/1/17                                                                   153,720
 1,330,000  Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 144a, 7.750%, 4/1/19                     1,320,025
   529,000  Cricket Communications, Inc., 7.750%, 5/15/16                                                                   560,740
   236,000  Crosstex Energy, 8.875%, 2/15/18                                                                                251,340
   612,000  CSC Holdings LLC, 8.625%, 2/15/19                                                                               690,030
 1,617,000  Del Monte Foods Co., 144a, 7.625%, 2/15/19                                                                    1,633,170
   784,000  DISH DBS Corp., 7.875%, 9/1/19                                                                                  845,740
   181,000  EH Holding Corp., 144a, 6.500%, 6/15/19                                                                         184,167
    50,000  EH Holding Corp., 144a, 7.625%, 6/15/21                                                                          51,000
 1,000,000  Enterprise Products, Ser A, 8.375%, 8/1/66 (a)                                                                1,082,500
 1,297,000  Enterprise Products Operating LLC, 7.000%, 6/1/67 (a)                                                         1,293,757
 1,339,000  Entravision Communications Corp., 8.750%, 8/1/17                                                              1,385,865
 1,234,000  Equinix, Inc., 8.125%, 3/1/18                                                                                 1,343,517
 1,202,000  Equinox Holdings, Inc., 144a, 9.500%, 2/1/16                                                                  1,262,100
   243,000  Exide Technologies, 144a, 8.625%, 2/1/18                                                                        252,720
 2,275,000  Expro Finance Luxembourg SCA, 144a, 8.500%, 12/15/16                                                          2,195,375
 1,750,000  Exterran Holdings, Inc., 144a, 7.250%, 12/1/18                                                                1,767,500
   255,000  First Data Corp., 144a, 8.250%, 1/15/21                                                                         249,900
   950,000  First Data Corp., 144a, 8.875%, 8/15/20                                                                       1,014,125
    58,000  First Data Corp., 9.875%, 9/24/15                                                                                59,595
   887,000  Fisher Communications, Inc., 8.625%, 9/15/14                                                                    898,087
 1,747,000  Frontier Communications Corp., 8.500%, 4/15/20                                                                1,904,230
 2,100,000  Genesis Energy LP / Genesis Energy Finance Corp., 144a, 7.875%, 12/15/18                                      2,089,500
   128,000  GenOn Energy, Inc., 7.625%, 6/15/14                                                                             131,840
 1,500,000  GenOn Energy, Inc., 7.875%, 6/15/17                                                                           1,507,500
   537,000  Giant Funding Corp., 144a, 8.250%, 2/1/18                                                                       559,823
   740,000  Gibraltar Industries, Inc., Ser B, 8.000%, 12/1/15                                                              744,625
 1,159,000  Goodyear Tire & Rubber Co., 8.750%, 8/15/20                                                                   1,272,003
   898,000  Griffon Corp., 144a, 7.125%, 4/1/18                                                                             901,368
 1,764,000  Helix Energy Solutions Group, Inc., 144a, 9.500%, 1/15/16                                                     1,816,920
   520,000  Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 7.625%, 4/15/21                                                543,400
   500,000  Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 8.000%, 2/15/20                                                537,500
   711,000  Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 9.000%, 6/1/16                                                 743,884
 1,070,000  Holly Energy Partners LP / Holly Energy Finance Corp., 6.250%, 3/1/15                                         1,070,000
   675,000  Holly Energy Partners LP / Holly Energy Finance Corp., 8.250%, 3/15/18                                          715,500
   696,000  Icon Health & Fitness, 144a, 11.875%, 10/15/16                                                                  709,920
   572,000  Inergy LP / Inergy Finance Corp., 7.000%, 10/1/18                                                               577,720
 1,384,000  Ingles Markets, Inc., 8.875%, 5/15/17                                                                         1,480,880
 1,987,000  Insight Communications Co., Inc., 144a, 9.375%, 7/15/18                                                       2,180,732
   844,000  Intelsat Jackson Holdings SA, 144a, 7.250%, 4/1/19                                                              837,670
   763,000  Intergen NV, 144a, 9.000%, 6/30/17                                                                              806,873
   754,000  International Automotive Components Group SL, 144a, 9.125%, 6/1/18                                              770,965

Touchstone Investment Trust - Portfolio of Investments
Touchstone High Yield Fund - June 30, 2011 (Unaudited)

 PRINCIPAL                                                                                                                MARKET
  AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS -- 97.3% (CONTINUED)
$  540,000  Iron Mountain, Inc., 8.375%, 8/15/21                                                                       $    567,000
   491,000  Jarden Corp., 7.500%, 5/1/17                                                                                    510,026
   250,000  Jarden Corp., 8.000%, 5/1/16                                                                                    271,250
 2,530,000  JBS USA LLC / JBS USA Finance, Inc., 144a, 7.250%, 6/1/21                                                     2,460,425
 1,207,000  JMC Steel Group, 144a, 8.250%, 3/15/18                                                                        1,225,105
 1,552,000  Kemet Corp., 10.500%, 5/1/18                                                                                  1,714,960
   554,000  Koppers, Inc., 7.875%, 12/1/19                                                                                  591,395
   348,000  Lamar Media Corp., Ser B, 6.625%, 8/15/15                                                                       352,350
    45,000  Lamar Media Corp., 7.875%, 4/15/18                                                                               47,138
   168,000  Lear Corp., 7.875%, 3/15/18                                                                                     180,600
 1,153,000  Libbey Glass, Inc., 10.000%, 2/15/15                                                                          1,251,005
    50,000  Liberty Mutual Group, Inc., 144a, 10.750%, 6/15/58 (a)                                                           66,375
 2,803,000  Liberty Tire Recycling, 144a, 11.000%, 10/1/16                                                                2,929,135
   384,000  Longview Fibre Paper & Packaging, Inc., 144a, 8.000%, 6/1/16                                                    385,920
   340,000  Lyondell Chemical Co., 144a, 8.000%, 11/1/17                                                                    378,250
   440,000  MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.750%, 11/1/20                                    448,800
 1,681,000  Martin Midstream Partners LP / Martin Midstream Finance Corp., 8.875%, 4/1/18                                 1,765,050
   459,000  MEG Energy Corp., 144a, 6.500%, 3/15/21                                                                         461,295
   500,000  Meritage Homes Corp., 6.250%, 3/15/15                                                                           492,500
 2,069,000  Meritage Homes Corp., 7.150%, 4/15/20                                                                         2,017,275
 1,300,000  MetLife, Inc., 10.750%, 8/1/39                                                                                1,829,750
   597,000  MetroPCS Wireless, Inc., 7.875%, 9/1/18                                                                         632,074
   361,000  Moog, Inc., 7.250%, 6/15/18                                                                                     383,111
 1,625,000  MPT Operating Partnership LP / MPT Finance Corp., 144a, 6.875%, 5/1/21                                        1,596,562
   614,000  Mueller Water Products, Inc., 7.375%, 6/1/17                                                                    577,160
 1,098,000  Navios Maritime Holdings, Inc., 144a, 8.125%, 2/15/19                                                         1,054,080
   666,000  Navios South American Logisitcs, Inc. / Navios Logistics Finance US Inc, 144a, 9.250%, 4/15/19                  670,995
 1,000,000  NBTY, Inc., 144a, 9.000%, 10/1/18                                                                             1,055,000
   558,000  Newfield Exploration Co., 6.875%, 2/1/20                                                                        592,875
   400,000  Nextel Communications, Inc., Ser D, 7.375%, 8/1/15                                                              400,000
 2,064,000  NII Capital Corp., 7.625%, 4/1/21                                                                             2,156,880
   169,000  North American Energy, 144a, 10.875%, 6/1/16                                                                    185,900
   400,000  Novelis, Inc., 8.375%, 12/15/17                                                                                 427,000
 1,000,000  NRG Energy, Inc., 144a, 7.875%, 5/15/21                                                                         997,500
 1,291,000  OGX Petroleo e Gas Participacoes SA, 144a, 8.500%, 6/1/18                                                     1,327,793
 1,000,000  Omega Healthcare Investors, Inc., 7.500%, 2/15/20                                                             1,060,000
 1,877,000  Omnicare, Inc., 7.750%, 6/1/20                                                                                1,991,966
 1,536,000  PAETEC Holding Corp., 8.875%, 6/30/17                                                                         1,612,800
   820,000  Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp., 8.250%, 4/15/18                      846,650
   856,000  Penske Auto Group, Inc., 7.750%, 12/15/16                                                                       873,120
 1,621,000  Petrohawk Energy Corp., 144a, 6.250%, 6/1/19                                                                  1,584,528
 1,138,000  PHH Corp., 9.250%, 3/1/16                                                                                     1,244,688
 1,454,000  Pioneer Drilling Co., 9.875%, 3/15/18                                                                         1,555,780
   534,000  PNM Resources, Inc., 9.250%, 5/15/15                                                                            595,410
   229,000  PolyOne Corp., 7.375%, 9/15/20                                                                                  239,877
   743,000  Pulte Group, Inc., 6.375%, 5/15/33                                                                              612,975
   236,000  Pulte Group, Inc., 7.875%, 6/15/32                                                                              215,940
 1,305,000  Quebecor Media, Inc., 7.750%, 3/15/16                                                                         1,349,044
   167,000  Quebecor Media, Inc., 7.750%, 3/15/16                                                                           172,636
   699,000  QVC, Inc., 144a, 7.500%, 10/1/19                                                                                740,940
   171,000  Qwest Communications International, Inc., 7.500%, 2/15/14                                                       173,565
 1,000,000  Regency Energy Partners LP / Regency Energy Finance Corp., 6.500%, 7/15/21                                    1,012,500
 1,528,000  Regency Energy Partners LP / Regency Energy Finance Corp., 9.375%, 6/1/16                                     1,703,720
 1,068,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 144a, 8.500%, 10/15/16                               1,113,390
   241,000  RR Donnelley & Sons Co., 7.250%, 5/15/18                                                                        241,000
   731,000  RR Donnelley & Sons Co., 7.625%, 6/15/20                                                                        722,450
 1,723,000  Sabine Pass LNG LP, 7.250%, 11/30/13                                                                          1,766,075
   226,000  Sealy Mattress Co., 8.250%, 6/15/14                                                                             226,565
   158,000  Service Corp. International, 7.000%, 6/15/17                                                                    170,245
   645,000  Service Corp. International, 8.000%, 11/15/21                                                                   698,212
   623,000  Simmons Bedding Co., 144a, 11.250%, 7/15/15                                                                     654,150
   407,000  Sprint Capital Corp., 6.875%, 11/15/28                                                                          385,633
   715,000  Sprint Nextel Corp., 8.375%, 8/15/17                                                                            785,606
 1,000,000  Steel Dynamics, Inc., 7.625%, 3/15/20                                                                         1,057,500
   181,000  Steel Dynamics, Inc., 7.750%, 4/15/16                                                                           190,050
   395,000  Stena AB, 7.000%, 12/1/16 *                                                                                   (385,125)
   865,000  Stewart Enterprises, Inc., 144a, 6.500%, 4/15/19                                                                863,919
   806,000  Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding, 10.250%, 12/1/17                   801,970
   719,000  Targa Resources Partners, 8.250%, 7/1/16                                                                        758,545
 1,886,000  Targa Resources Partners LP / Targa Resources Partners Finance Corp., 144a, 6.875%, 2/1/21                    1,867,140
   438,000  Targa Resources Partners LP / Targa Resources Partners Finance Corp., 144a, 7.875%, 10/15/18                    462,090
 1,357,000  Tembec Industries, Inc., 11.250%, 12/15/18                                                                    1,419,761
   356,000  Tenneco, Inc., 6.875%, 12/15/20                                                                                 362,230
 1,432,000  Texas Industries, Inc., 9.250%, 8/15/20                                                                       1,385,460
 1,353,000  Tomkins LLC / Tomkins, Inc., 144a, 9.000%, 10/1/18                                                            1,457,858
 1,348,000  Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 144a, 10.625%, 9/1/17                          1,452,470
 2,500,000  TransDigm, Inc., 144a, 7.750%, 12/15/18                                                                       2,625,000
 1,317,000  Tutor Perini Corp., 7.625%, 11/1/18                                                                           1,264,320
   123,000  TW Telecom Holdings, Inc., 8.000%, 3/1/18                                                                       131,149
    68,000  United Rentals North America, Inc., 9.250%, 12/15/19                                                             73,780
   200,000  United States Steel Corp., 7.375%, 4/1/20 +                                                                   (205,500)
   768,000  Universal Hospital Services, Inc., 3.778%, 6/1/15 (a)                                                           737,280
    79,000  US Concrete, Inc., 144a, 9.500%, 8/31/15                                                                         95,787
 2,247,000  Viasat, Inc., 8.875%, 9/15/16                                                                                 2,381,820
 2,250,000  Visteon Corp., 144a, 6.750%, 4/15/19                                                                          2,171,250
   869,000  Vulcan Materials Co., 7.500%, 6/15/21                                                                           867,851
 2,674,000  West Corp., 144a, 8.625%, 10/1/18                                                                             2,700,740
 1,885,000  Wind Acquisition Finance SA, 144a, 11.750%, 7/15/17                                                           2,134,762
   887,000  Windstream Corp., 7.500%, 4/1/23                                                                                887,000
 1,053,000  Windstream Corp., 7.875%, 11/1/17                                                                             1,117,496
   101,000  WMG Acquisition Corp., 7.375%, 4/15/14                                                                          102,515
------------------------------------------------------------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS                                                                                      $183,198,606
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          MARKET
   SHARES                                                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
            PREFERRED STOCK --0.4%
            FINANCIALS --0.4%
    32,500  Ally Financial, Inc., 7.38%                                                                                $    767,325
------------------------------------------------------------------------------------------------------------------------------------

Touchstone Investment Trust - Portfolio of Investments
Touchstone High Yield Fund - June 30, 2011 (Unaudited)

                                                                                                                          MARKET
  SHARES                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
            INVESTMENT FUND -- 1.2%
 2,305,782  Invesco Liquid Assets Portfolio**                                                                          $  2,305,782

            TOTAL INVESTMENT SECURITIES -- 98.9%
            (Cost $184,059,951)                                                                                        $186,271,713

            OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%                                                                 2,007,041
------------------------------------------------------------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                                                                       $188,278,754
====================================================================================================================================

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $2,239,379.
(a) Variable rate security - the rate reflected is the rate in effect as of June 30, 2011.
*     Non-income producing security.
**    Represents collateral for securities loaned.

PORTFOLIO ABBREVIATIONS:
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities were valued at $81,852,055 or 43.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                      VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION            LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Corporate
  Bonds              $        --     $183,198,606    $        --    $183,198,606
Investment
  Fund                 2,305,782               --             --       2,305,782
Preferred
  Stock                       --          767,325             --         767,325
--------------------------------------------------------------------------------
                                                                    $186,271,713

See accompanying Notes to Portfolios of Investments.

Touchstone Investment Trust - Portfolio of Investments
Touchstone Institutional Money Market Fund - June 30, 2011 (Unaudited)

 PRINCIPAL                                                                                                                MARKET
  AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS -- 7.6%
$ 1,000,000  Bank of America Corp., 6.250%, 4/15/12                                                                    $  1,042,353
  1,700,000  Credit Suisse USA, Inc., 6.500%, 1/15/12                                                                     1,753,258
  3,465,000  Credit Suisse USA, Inc., 6.125%, 11/15/11                                                                    3,537,322
  1,502,000  General Electric Capital Corp., 5.000%, 11/15/11                                                             1,527,124
  3,700,000  General Electric Capital Corp. MTN, 5.875%, 2/15/12                                                          3,818,017
    830,000  General Electric Capital Corp., Ser NOTZ, 4.000%, 2/15/12                                                      846,401
  2,350,000  Mercantile Safe Deposit & Trust Co., 5.700%, 11/15/11                                                        2,391,768
  4,500,000  National Rural Utilities Cooperative Finance Corp. MTN, 7.250%, 3/1/12                                       4,699,396
    600,000  Northern Trust Corp., 5.300%, 8/29/11                                                                          604,872
  2,651,000  Procter & Gamble International Funding SCA, 1.350%, 8/26/11                                                  2,655,213
  3,800,000  Toyota Motor Credit Corp. MTN, 0.280%, 7/1/11                                                                3,800,000
------------------------------------------------------------------------------------------------------------------------------------
             TOTAL CORPORATE BONDS                                                                                     $ 26,675,724
------------------------------------------------------------------------------------------------------------------------------------

             MUNICIPAL BONDS -- 8.9%

  2,600,000  AMP-Ohio, Inc. BANS, Ser 2010, 1.50%, 10/27/11                                                               2,604,214
  3,500,000  Bristol CT UTGO BANS, Ser 2010, 1.25%, 8/1/11                                                                3,501,211
  1,255,000  Butler Co OH BANS (Fiber Optic Impt), 1.50%, 8/4/11                                                          1,255,000
  1,700,000  Columbia OH LSD UTGO, Ser 2011, 2.00%, 1/19/12                                                               1,711,635
  4,000,000  Franklin Co OH Spl Obl Rev, Ser 2011, 1.10%, 3/9/12                                                          4,005,440
    800,000  IN Bank Rev, (NATL-RE FGIC) Ser 2003, 4.62%, 7/15/11                                                           801,252
  2,105,000  Irvine Ranch Wtr Dist Jt Pwrs Rev, Ser 1998, 8.18%, 9/15/11                                                  2,137,621
  1,400,000  Marshfield WI Electric Rev BANS, Ser 2010, 2.00%, 12/1/11                                                    1,407,000
  1,600,000  Mason OH EDR, Ser 2011, 1.75%, 2/1/12                                                                        1,605,113
  1,875,000  Metrowest MA Regl Tran Auth RANS, Ser 2010, 1.50%, 9/29/11                                                   1,877,285
  3,100,000  New Bedford MA LTGO BANS, Ser 2011, 1.95%, 2/10/12                                                           3,108,432
  1,300,000  OH St Rev (Revitalization), (AMBAC) Ser 2002 A, Class A, 5.00%, 10/1/11                                      1,313,844
  3,700,000  Ramapo NY GO BANS, Ser 2010, 2.00%, 12/13/11                                                                 3,712,378
  2,500,000  Union Twp OH BANS, Ser 2010, 1.25%, 9/13/11                                                                  2,502,511
------------------------------------------------------------------------------------------------------------------------------------
             TOTAL MUNICIPAL BONDS                                                                                     $ 31,542,936
------------------------------------------------------------------------------------------------------------------------------------

             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.6%

  1,000,000  FFCB, 5.38%, 7/18/11                                                                                         1,002,411
  2,583,333  Overseas Private Investment Corp, 0.09%, 7/7/11                                                              2,583,333
  1,951,049  Overseas Private Investment Corp, 0.09%, 7/7/11                                                              1,951,049
  2,236,842  Overseas Private Investment Corp, Ser A, 0.09%, 7/7/11                                                       2,236,842
 20,000,000  Overseas Private Investment Corp., 0.12%, 7/7/11                                                            20,000,000
  9,122,804  Overseas Private Investment Corp., Ser 1, 0.09%, 7/7/11                                                      9,122,804
  7,157,895  Overseas Private Investment Corp., Ser A, 0.09%, 7/7/11                                                      7,157,895
  4,000,000  Overseas Private Investment Corp., 0.12%, 7/7/11                                                             4,000,000
  3,000,000  Overseas Private Investment Corp., Ser 3, 0.13%, 7/7/11                                                      3,000,000
  4,100,000  Overseas Private Investment Corp., Ser 2, 0.13%, 7/7/11                                                      4,100,000
------------------------------------------------------------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                  $ 55,154,334
------------------------------------------------------------------------------------------------------------------------------------

             TIME DEPOSIT -- 3.9%
 13,800,000  Deutsche Bank Ltd., 0.010%, 7/1/11                                                                        $ 13,800,000
------------------------------------------------------------------------------------------------------------------------------------

             VARIABLE RATE DEMAND NOTES -- 64.4%
  1,935,000  486 Lesser Street LLC, (LOC: Comerica Bank) 0.400%, 7/7/11                                                   1,935,000
    213,000  Alameda Co CA IDA Rev (Oakland Pallet Inc), (LOC: Comerica Bank) Ser 2008, Class B, 0.250%, 7/7/11             213,000
  6,375,000  Albany NY IDA Civic Facs Rev, (LOC: Bank of America N.A.) Ser 2007, Class B, 0.170%, 7/7/11                  6,375,000
    600,000  Allen Co OH Hosp Facs Rev, (LOC: JP Morgan Chase Bank) Ser 2008 B, 0.040%, 7/1/11                              600,000
  5,000,000  Allen Co OH Hosp Facs Rev, (LOC: Bank of America N.A.) Ser 2008 A, 0.040%, 7/1/11                            5,000,000
  1,120,000  AM Investment Partners LLC, 0.450%, 7/7/11                                                                   1,120,000
  2,175,000  Anacortes Class Assets LLC, Ser 2003, Class A, 0.540%, 7/7/11                                                2,175,000
 14,975,000  Andrew W Mellon Foundation NY, Ser 2008, 0.150%, 7/7/11                                                     14,975,000
  1,150,000  Athens-Clarke Co. GA Unified Govt Dev Auth. Rev, (LOC: Bank of America N.A.) Ser 2005, 0.100%, 7/1/11        1,150,000
  1,700,000  Auburn ME Rev, (LOC: TD Bank N.A.) Ser 2001, Class J, 0.300%, 7/7/11                                         1,700,000
  2,800,000  BallensIsles Country Club, Inc., 0.230%, 7/7/11                                                              2,800,000
  1,200,000  Blossom Hill Development Co. Ltd., (LOC: US Bank N.A.) Ser 2001, 0.600%, 7/7/11                              1,200,000
    700,000  Burgess & Niple Ltd., (LOC: National City Bank) 0.260%, 7/7/11                                                 700,000
    785,000  CA Infra & Econ Dev Bk Rev, (LOC: East West Bank) Ser 2010, 0.440%, 7/7/11                                     785,000
    991,800  Campus Research Corp., Ser A, 0.190%, 7/7/11                                                                   991,800
  4,300,000  Chatom AL IDB Gulf Opp Zone, (SPA: National Rural Utilities Finance) Ser 2008, 1.000%, 11/15/11              4,300,000
  2,525,000  Cincinnati Christ University, (LOC: US Bank N.A.) 0.500%, 7/7/11                                             2,525,000
    235,000  Connelly/Brueshaber Partnership #1, (LOC: US Bank N.A.) Ser 2000, 0.600%, 7/7/11                               235,000
  2,900,000  Crozer-Keystone Health System, Ser 1996, 0.220%, 7/7/11                                                      2,900,000
  4,940,000  Crystal Clinic, (LOC: FHLB) 0.250%, 7/7/11                                                                   4,940,000
  4,700,000  D.G.Y. Real Estate LP, Ser VRDN, 0.300%, 7/30/11                                                             4,700,000

Touchstone Investment Trust - Portfolio of Investments
Touchstone Institutional Money Market Fund - June 30, 2011 (Unaudited)

 PRINCIPAL                                                                                                                MARKET
  AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
             VARIABLE RATE DEMAND NOTES -- 64.4% (CONTINUED)
$ 1,000,000  Dayton Wheel Concepts, Inc., (LOC: National City Bank) 0.220%, 7/7/11                                     $  1,000,000
  1,300,000  Douglas Co GA Dev Auth LLC, (LOC: Wells Fargo Bank N.A.) Ser 2007, Class B, 0.190%, 7/7/11                   1,300,000
  1,940,000  Driftwood Landing Corp., Ser 2002, 0.220%, 7/7/11                                                            1,940,000
    500,000  East Baton Rouge Parish IDB Rev, Ser 2010 A, Class A, 0.010%, 7/1/11                                           500,000
  6,390,000  First Church of Christ Christian, Inc., (LOC: FHLB) Ser 06B, 0.600%, 7/7/11                                  6,390,000
    300,000  FL Hsg Fin Corp. (Waterford Pointe), (LOC: FNMA) Ser 2000, Class E, 0.250%, 7/7/11                             300,000
  1,000,000  French Lick IN EDR, (LOC: National City Bank) Ser 2008, Class A, 0.260%, 7/7/11                              1,000,000
  3,985,000  Fulton Co Dev Auth. Rev, (LOC: Columbus Bank & Trust) Ser 2005, 0.190%, 7/7/11                               3,985,000
  3,050,000  Grand Forks ND Hosp Facs Rev (United Hosp), (LOC: LaSalle Bank N.A.) Ser 1992, 0.080%, 7/1/11                3,050,000
  3,190,000  Grasshopper Investments LLC 144A, Ser 2004, 0.600%, 7/7/11                                                   3,190,000
    755,000  Green Street Surgery Center LLC, (LOC: National City Bank) Ser 2003, 0.300%, 7/7/11                            755,000
    950,000  Grinstead Housing South LLC, 0.220%, 7/7/11                                                                    950,000
    811,000  Hopewell Development Co., (LOC: National City Bank) 0.260%, 7/7/11                                             811,000
  6,560,000  Iowa Finance Auth. Rev, (LOC: Wells Fargo Bank N.A.) Ser 2010, 0.150%, 7/7/11                                6,560,000
  2,800,000  Kamps Capital LLC, 0.190%, 7/7/11                                                                            2,800,000
  1,625,000  Kenwood Country Club, Ser 2005, 0.500%, 7/7/11                                                               1,625,000
  1,530,000  Kenwood Lincoln-Mercury, (LOC: National City Bank) Ser 2000, 0.246%, 7/7/11                                  1,530,000
  1,650,000  LA Local Govt Env Facs & Commn Dev Auth Rev, (LOC: LaSalle Bank N.A.) Ser 2007, Class B, 0.600%, 7/7/11      1,650,000
  1,000,000  Labcon NA, Ser 2010, 0.230%, 7/7/11                                                                          1,000,000
  1,330,000  Laurel Grocery Co. LLC, (LOC: US Bank N.A.) Ser 2003, 0.600%, 7/7/11                                         1,330,000
  5,685,000  Lee Family Partnership, Ser 2004, 0.290%, 7/7/11                                                             5,685,000
  1,335,000  Long Beach CA Rev, (LOC: Wells Fargo Bank N.A.) Ser 2004, Class A, 0.170%, 7/7/11                            1,335,000
  3,540,000  Lowell Family LLC, (LOC: LaSalle Bank N.A.) 0.340%, 7/7/11                                                   3,540,000
  4,300,000  Mason City Clinic, (LOC: Wells Fargo Bank N.A.) Ser 1992, 0.280%, 7/7/11                                     4,300,000
  1,000,000  Mequon WI IDR (Gateway Plastics), (LOC: Bank One) Ser 2001, Class C, 0.320%, 7/7/11                          1,000,000
  6,000,000  MI St Finance Auth. Rev, (LOC: Bank of Montreal) Ser 2010, 0.150%, 7/7/11                                    6,000,000
  2,565,000  Miarko, Inc., (LOC: PNC Bank NA) 0.220%, 7/7/11                                                              2,565,000
  4,045,000  MI Strategic Fund Rev, (LOC: Bank of America N.A.) Ser 2000, 0.270%, 7/7/11                                  4,045,000
  3,691,000  Mill Street Village LLC, (LOC: FHLB) 0.300%, 7/7/11                                                          3,691,000
  6,750,000  Mountain Agency Inc, (LOC: US Bank N.A.) 0.260%, 7/7/11                                                      6,750,000
  2,555,000  Neltner Properties LLC, (LOC: US Bank N.A.) Ser 1999, 0.600%, 7/7/11                                         2,555,000
    695,000  New Belgium Brewing Co., Inc., (LOC: Wells Fargo Bank N.A.) Ser 2000, 0.240%, 7/7/11                           695,000
  1,100,000  NGSP Inc, (LOC: Bank of America N.A.) Ser 2006, 0.110%, 7/7/11                                               1,100,000
  1,880,000  Odenton Baptist Church, (LOC: PNC Bank N.A.) 0.380%, 7/7/11                                                  1,880,000
  6,500,000  OH St Higher Edl Facs Rev, (SPA: Landesbank Hessen-Thuringen) Ser 2002 A, 0.060%, 7/1/11                     6,500,000
  5,400,000  OH St Wtr Dev Auth PCR, (LOC: UBS AG) Ser 2006 B, 0.030%, 7/1/11                                             5,400,000
  1,810,000  Old Hickory TN AHPC, (LOC: Wachovia Bank N.A.) 0.190%, 7/7/11                                                1,810,000
    200,000  Platte Co MO IDA Rev (Complete Home), (LOC: US Bank N.A.) Ser 2007, Class B, 0.190%, 7/7/11                    200,000
  2,029,000  Progress Industrial Properties, Inc., (LOC: FHLB) 0.250%, 7/7/11                                             2,029,000
  1,310,000  QC Reprographics, Inc., (LOC: US Bank N.A.) 0.600%, 7/7/11                                                   1,310,000
    965,000  Ross Sinclaire Real Estate Trust LLC, Ser 2005, 0.280%, 7/7/11                                                 965,000
  2,000,000  Sarasota Co FL Pub Hosp Dist Rev, (LOC: Northern Trust Co) Ser 2008, 0.030%, 7/1/11                          2,000,000
  1,345,000  SC Jobs-Econ Dev Auth. Rev, (LOC: FHLB) Ser 2007, Class B, 0.390%, 7/7/11                                    1,345,000
  1,325,000  Secor Realty, Inc., (LOC: National City Bank) 0.220%, 7/7/11                                                 1,325,000
  2,505,000  Sheboygan Falls WI Indl Rev (HTT Inc), (LOC: US Bank N.A.) Ser 2007, Class B, 0.340%, 7/7/11                 2,505,000
    480,000  Simba USA LLC, (LOC: US Bank N.A.) Ser 2003, 0.400%, 7/7/11                                                    480,000
  1,710,000  Southwestern IL Dev Auth IDR (Mattingly Lumber), (LOC: FHLB) Ser 2005, Class B, 0.320%, 7/7/11               1,710,000
  1,370,000  Springside Corp. Exchange Partners I LLC, (LOC: US Bank N.A.) 0.220%, 7/7/11                                 1,370,000
  2,000,000  St Joseph IDA Rev, (LOC: Wells Fargo Bank N.A.) Ser 1999 A, Class A, 0.260%, 7/7/11                          2,000,000
  3,200,000  St Paul MN Port Auth Dist, (LOC: Deutsche Bank A.G.) Ser 2009, 0.130%, 7/7/11                                3,200,000
  1,550,000  St Pauls Episcopal Church of Indianapolis IN, (LOC: JP Morgan Chase Bank) Ser 2008, 0.170%, 7/7/11           1,550,000
  2,285,000  SW OH Water Company, (LOC: PNC Bank N.A.) 0.220%, 7/7/11                                                     2,285,000
  2,655,000  Team Rahal of Pittsburgh,144A, (LOC: PNC Bank N.A.) 0.190%, 7/7/11                                           2,655,000
  2,210,000  Tom Richards, Inc., Ser 2001, 0.250%, 7/7/11                                                                 2,210,000
 12,500,000  TX St Veterans Hsg Assist UTGO, (LOC: Landesbank Hessen-Thuringen) Ser 1994, 0.190%, 7/7/11                 12,500,000
  1,300,000  Upper IL River Valley Dev Auth IDR, (LOC: LaSalle Bank N.A.) Ser 2003, Class B, 0.210%, 7/7/11               1,300,000

Touchstone Investment Trust - Portfolio of Investments
Touchstone Institutional Money Market Fund - June 30, 2011 (Unaudited)

 PRINCIPAL                                                                                                                MARKET
  AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
             VARIABLE RATE DEMAND NOTES -- 64.4% (CONTINUED)
$ 1,030,000  WA St Hsg Fin Commn MFH Rev (Brittany Pk), Ser 1996, Class B, 0.250%, 7/7/11                              $  1,030,000
  8,640,000  Westchester Co NY Healthcare Corp. Rev, (LOC: TD Bank N.A.) Ser 2010 D, Class D, 0.160%, 7/7/11              8,640,000
    755,000  Windsor Med Ctr, (LOC: FHLB) Ser 1997, 0.250%, 7/7/11                                                          755,000
  2,525,000  Wood River WI Rev Bonds, (LOC: US Bank N.A.) Ser 2001, Class B, 0.180%, 7/1/11                               2,525,000
  2,455,000  XII West Maple Street LLC, (LOC: LaSalle Bank N.A.) 0.340%, 7/7/11                                           2,455,000
  4,500,000  York Co SC PCR, (SPA: National Rural Utilities Finance) Ser 2008 B-3, Class B-3, 1.000%, 9/1/11              4,500,000
  2,615,000  Yuengling Beer Co., Inc., (LOC: PNC Bank N.A.) Ser 99A, 0.300%, 7/30/11                                      2,615,000
------------------------------------------------------------------------------------------------------------------------------------
             TOTAL VARIABLE RATE DEMAND NOTES                                                                          $227,295,800
------------------------------------------------------------------------------------------------------------------------------------

             TOTAL INVESTMENT SECURITIES -- 100.4%
             (Cost $354,468,794)                                                                                       $354,468,794

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)                                                             (1,264,061)
------------------------------------------------------------------------------------------------------------------------------------

             NET ASSETS -- 100.0%                                                                                      $353,204,733
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS:

144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities were valued at $5,845,000 or 1.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

AHPC -- American Housing Preservation Corporation
AMBAC -- Insured by American Municipal Bond Insurance Corp.
BANS -- Bond Anticipation Notes
EDR -- Economic Development Revenue
FFCB -- Federal Farm Credit Bank
FGIC -- Insured by Financial Guaranty Insurance Co.
FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association
GO -- General Obligation
IDA -- Industrial Development Authority/Agency
IDB -- Industrial Development Bond
IDR -- Industrial Development Revenue
LLC -- Limited Liability Company
LOC -- Letter of Credit
LSD -- Local School District
LTGO -- Limited Tax General Obligation
MFH -- Multi-Family Housing
MTN -- Medium Term Note
PCR -- Pollution Control Revenue
RANS -- Revenue Anticipation Notes
SPA -- Stand-by Purchase Agreement
UTGO -- Unlimited Tax General Obligation

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION            LEVEL 1          LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Variable Rate
  Demand Notes       $        --     $227,295,800    $        --    $227,295,800
U.S. Government
  Agency
  Obligations                 --       55,154,334             --      55,154,334
Municipal Bonds               --       31,542,936             --      31,542,936
Corporate Bonds               --       26,675,724             --      26,675,724
Time Deposit                  --       13,800,000             --      13,800,000
--------------------------------------------------------------------------------
                                                                    $354,468,794

See accompanying Notes to Portfolios of Investments.

Touchstone Investment Trust - Portfolio of Investments
Touchstone Money Market Fund - June 30, 2011 (Unaudited)

 PRINCIPAL                                                                                                                MARKET
  AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS -- 6.3%
$  800,000  Bank of America Corp., 6.250%, 4/15/12                                                                     $    833,882
   200,000  Bank of New York Mellon Corp., 5.125%, 11/1/11                                                                  203,087
   500,000  Bear Stearns Cos. LLC (The), 5.350%, 2/1/12                                                                     513,608
 1,100,000  Credit Suisse USA, Inc., 6.500%, 1/15/12                                                                      1,134,461
   150,000  General Electric Capital Corp., 4.375%, 11/21/11                                                                152,214
   100,000  General Electric Capital Corp., 4.250%, 6/15/12                                                                 103,357
   105,000  General Electric Capital Corp., 4.150%, 5/15/12                                                                 107,717
   300,000  General Electric Capital Corp., 5.500%, 11/15/11                                                                300,000
 2,600,000  General Electric Capital Corp., 5.875%, 2/15/12                                                               2,682,931
 1,200,000  Mercantile Safe Deposit & Trust Co., 5.700%, 11/15/11                                                         1,220,761
   146,000  National Rural Utilities Cooperative Finance Corp.,  4.250%, 10/15/11                                           147,465
 2,420,000  National Rural Utilities Cooperative Finance Corp. MTN, 7.250%, 3/1/12                                        2,527,023
 1,000,000  Procter & Gamble International Funding SCA, 1.350%, 8/26/11                                                   1,001,674
 2,800,000  Toyota Motor Credit Corp. MTN, 0.280%, 7/1/11                                                                 2,800,000
------------------------------------------------------------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS                                                                                      $ 13,728,180
------------------------------------------------------------------------------------------------------------------------------------

            MUNICIPAL BONDS -- 10.7%

 2,500,000  AMP-Ohio, Inc. UTGO BANS, Ser 2010, 1.50%, 10/27/11                                                           2,504,052
 3,200,000  Bristol CT UTGO BANS, Ser 2010, 1.25%, 8/1/11                                                                 3,201,107
 1,100,000  Butler Co OH BANS (Fiber Optic Impt), 1.50%, 8/4/11                                                           1,100,000
 1,000,000  Columbia OH LSD UTGO, Ser 2011, 2.00%, 1/19/12                                                                1,006,844
   750,000  Deerfield Twp OH GO, Ser 2010, 1.63%, 11/8/11                                                                   751,254
 2,500,000  Franklin Co OH Spl Obl Rev, Ser 2011, 1.10%, 3/9/12                                                           2,503,400
   690,000  Loveland OH LTGO BANS, Ser 2011, 2.75%, 2/16/12                                                                 695,354
 1,300,000  Marshfield WI Electric Rev BANS, Ser 2010, 2.00%, 12/1/11                                                     1,306,500
 1,100,000  Mason OH EDR, Ser 2011, 1.75%, 2/1/12                                                                         1,103,515
 1,400,000  Metrowest MA Regl Tran Auth RANS, Ser 2010, 1.50%, 9/29/11                                                    1,401,706
 2,200,000  New Bedford MA LTGO BANS, Ser 2011, 1.95%, 2/10/12                                                            2,205,984
 3,100,000  Ramapo NY GO BANS, Ser 2010, 2.00%, 12/13/11                                                                  3,110,370
 2,000,000  Union Twp OH BANS, Ser 2010, 1.25%, 9/13/11                                                                   2,002,009
   630,000  University of AR GO Rev, Ser 2010 B, Class B, 1.20%, 12/1/11                                                    630,000
------------------------------------------------------------------------------------------------------------------------------------
            TOTAL MUNICIPAL BONDS                                                                                      $ 23,522,095
------------------------------------------------------------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.8%

   944,056  Overseas Private Investment Corp, 0.09%, 7/7/11                                                                 944,056
 4,996,552  Overseas Private Investment Corp., Ser B, 0.09%, 7/7/11                                                       4,996,551
 3,965,516  Overseas Private Investment Corp., Ser B, 0.09%, 7/7/11                                                       3,965,516
 4,520,945  Overseas Private Investment Corp., 0.09%, 7/7/11                                                              4,520,945
 5,000,000  Overseas Private Investment Corp., Ser 3, 0.12%, 7/7/11                                                       5,000,000
 1,000,000  Overseas Private Investment Corp., 0.13%, 7/7/11                                                              1,000,000
 3,100,000  Overseas Private Investment Corp., Ser 2, 0.13%, 7/7/11                                                       3,100,000
------------------------------------------------------------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                   $ 23,527,068
------------------------------------------------------------------------------------------------------------------------------------

            TIME DEPOSIT -- 4.0%
 8,800,000  Deutsche Bank, 0.010%, 7/1/11                                                                              $  8,800,000
------------------------------------------------------------------------------------------------------------------------------------

            VARIABLE RATE DEMAND NOTES -- 68.1%
 3,095,000  Agra Enterprises LLC, (LOC: US Bank N.A.) Ser 2004, 0.600%, 7/7/11                                            3,095,000
   880,000  Alameda Co CA IDA Rev (Golden West Paper), (LOC: Comerica Bank) Ser 2008, 0.250%, 7/7/11                        880,000
 2,215,000  Allen Co OH Hosp Facs Rev, (LOC: JP Morgan Chase Bank) Ser 2008, Class B, 0.040%, 7/1/11                      2,215,000
   700,000  Allen Co OH Hosp Facs Rev, (LOC: Bank of Nova Scotia) Ser 2010, Class C, 0.030%, 7/1/11                         700,000
 6,705,000  Alprion LLC, Ser 2004, 0.190%, 7/7/11                                                                         6,705,000
 5,330,000  Anchor Holdings II LLC, Ser 2001, 0.750%, 7/7/11                                                              5,330,000
 2,200,000  Andrew W Mellon Foundation NY, Ser 2008, 0.150%, 7/7/11                                                       2,200,000
   755,000  Bank of KY Bldg LLC, Ser 1999, 0.750%, 7/7/11                                                                   755,000
 1,100,000  Bayloff Properties LLC, (LOC: National City Bank) Ser 1998, Class A, 0.260%, 7/7/11                           1,100,000
   400,000  Berks Co PA IDA Rev (Lebanon Valley Mall,) (LOC: Wachovia Bank N.A.) Ser 1996, Class B, 0.240%, 7/7/11          400,000
   730,000  CA Infra & Econ Dev Bk IDR (Studio Moulding), (LOC: Comerica Bank) Ser 2001, Class B, 0.640%, 7/7/11            730,000
   845,000  CA Infra & Econ Dev Bk Rev, (LOC: Comerica Bank) Ser 2007, Class B, 0.640%, 7/7/11                              845,000
 4,692,400  Campus Research Corp., (LOC: Wells Fargo Bank N.A.) Ser A, 0.190%, 7/7/11                                     4,692,400
   495,000  Century Motors Acura (Elizabeth Connelley Trust), (LOC: US Bank N.A.) Ser 00-1, 0.600%, 7/7/11                  495,000
 4,200,000  Chatom AL IDB Gulf Opp Zone, (SPA: National Rural Utilities Finance) Ser 2008, Class A, 1.000%, 11/15/11      4,200,000
   195,000  CO HFA Mfg Rev (Ready Foods), (LOC: US Bank N.A.) Ser 2007, Class B-2, 0.600%, 7/7/11                           195,000
   385,000  Connelly & Brueshaber Partnership #1, (LOC: US Bank N.A.) Ser 2007, 0.600%, 7/7/11                              385,000
 2,005,000  Corporate Finance Managers, Inc., (LOC: Wells Fargo Bank N.A.) 0.190%, 7/7/11                                 2,005,000

Touchstone Investment Trust - Portfolio of Investments
Touchstone Money Market Fund - June 30, 2011 (Unaudited)

 PRINCIPAL                                                                                                                MARKET
  AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 68.1% (CONTINUED)
$2,565,000  D & I Properties LLC, (LOC: Wells Fargo Bank N.A.) Ser 2004, 0.220%, 7/7/11                                $  2,565,000
 1,905,000  Diaz-Upton LLC, (LOC: State Street Bank) 0.240%, 7/7/11                                                       1,905,000
 1,670,000  District of Columbia Rev (Pew Charitable), (LOC: PNC Bank N.A.) Ser 2008, Class B, 0.160%, 7/7/11             1,670,000
 6,650,000  Driftwood Landing Corp., (LOC: National City Bank) Ser 2002, 0.220%, 7/7/11                                   6,650,000
   200,000  Dublin Building LLC, (LOC: National City Bank) Ser 1997, 0.260%, 7/7/11                                         200,000
 6,000,000  East Baton Rouge Parish IDB Rev, Ser 2010 A, Class A, 0.010%, 7/1/11                                          6,000,000
   528,000  Fitch Denney Funeral Home, (LOC: FHLB) 0.300%, 7/7/11                                                           528,000
   115,000  FL St Hsg Fin Corp. MFH (Avalon Reserve), (LOC: FNMA) Ser 2003, 0.250%, 7/7/11                                  115,000
    85,000  FL St Hsg Fin Corp. Rev (Valencia), (LOC: FNMA) Ser 1999 G-2, Class G, 0.300%, 7/7/11                            85,000
 5,500,000  Flamingo Enterprises, Inc., 0.290%, 7/7/11                                                                    5,500,000
   950,000  Grand Forks ND Hosp Facs Rev (United Hospital), (LOC: LaSalle Bank N.A.) Ser 1992, 0.080%, 7/1/11               950,000
   145,000  Halton Group Americas Inc, (LOC: US Bank N.A.) Ser 2007, 0.300%, 7/7/11                                         145,000
   315,000  IA Finance Auth. Rev (Point Cedar), (LOC: FHLB) Ser 2006, Class B, 0.590%, 7/7/11                               315,000
 3,600,000  Jackson Co MS Port Facs Rev, Ser 1993, 0.020%, 7/1/11                                                         3,600,000
 5,000,000  Jacksonville FL Health Auth Hosp Facs Rev, (LOC: Bank of America N.A.) Ser 2003 A, Class A, 0.040%, 7/1/11    5,000,000
 3,950,000  Jeff Wyler Automotive Family, Inc., 0.750%, 7/7/11                                                            3,950,000
   610,000  JL Capital One LLC, (LOC: Wells Fargo Bank N.A.) Ser 2002, 0.240%, 7/7/11                                       610,000
 6,270,000  Kamps Capital LLC, 0.190%, 7/7/11                                                                             6,270,000
 1,355,000  KS St Dev Fin Auth Rev, (LOC: FHLB) Ser 2002, Class O, 0.190%, 7/7/11                                         1,355,000
   305,000  La Crosse WI IDR (GGP Inc), (LOC: Wells Fargo Bank N.A.) Ser 2007, Class B, 0.240%, 7/7/11                      305,000
 1,000,000  Labcon North America, Ser 2010, 0.230%, 7/7/11                                                                1,000,000
   200,000  Lake Oswego OR Redev Agy Rev, (LOC: Wells Fargo Bank N.A.) Ser 2005 B, 0.240%, 7/7/11                           200,000
   375,000  Lakeshore Crossing Apartments Ltd., 1.250%, 7/7/11                                                              375,000
 7,155,000  Lexington Financial Services, (LOC: LaSalle Bank N.A.) 0.210%, 7/7/11                                         7,155,000
 1,865,000  Livingston Co NY IDA Civic Facs Rev, (LOC: HSBC) Ser 2007, Class B, 0.270%, 7/7/11                            1,865,000
 3,465,000  M&P Richfield LLC, 0.220%, 7/7/11                                                                             3,465,000
   800,000  Mason City Clinic, (LOC: Wells Fargo Bank N.A.) Ser 1992, 0.280%, 7/7/11                                        800,000
   370,000  MBE Investment Co. LLC, (LOC: FHLB) Ser 2000, Class A, 0.450%, 7/7/11                                           370,000
   850,000  MBE Investment Co. LLC, Ser 2001-A, Class A, 0.450%, 7/7/11                                                     850,000
   925,000  Mequon WI IDR (Gateway Plastics), (LOC: Bank One) Ser 2001, Class C, 0.320%, 7/7/11                             925,000
   950,000  MI St Hsg Dev Auth Multi-Family Rev (Canterbury Apts), (LOC: FHLB) Ser 2003, Class B, 0.120%, 7/7/11            950,000
 4,630,000  MI St Strategic Fd Ltd Oblig Rev, (LOC: JP Morgan Chase Bank) Ser 2004 B, Class B, 0.230%, 7/7/11             4,630,000
 1,910,000  Mill Street Village LLC, (LOC: FHLB) 0.300%, 7/7/11                                                           1,910,000
   670,000  Montgomery Co NY IDA Rev (CNB Fin Corp), (LOC: FHLB) Ser 1996, Class A, 0.840%, 7/7/11                          670,000
   625,000  Mount Carmel East Professional Office Bldg III LP, Ser 94B, 0.300%, 7/7/11                                      625,000
   270,000  New York NY IDA Civic Facs Rev, (LOC: HSBC) Ser 2006, Class B, 1.350%, 7/7/11                                   270,000
   280,000  New York NY IDA Civic Facs Rev, (LOC: JP Morgan Chase Bank) Ser 2004, Class B, 0.440%, 7/7/11                   280,000
 1,850,000  NGSP Inc, (LOC: Bank of America N.A.) Ser 2006, 0.110%, 7/7/11                                                1,850,000
 2,590,000  OH St Wtr Dev Auth PCR, (LOC: UBS AG) Ser 2006 B, 0.030%, 7/1/11                                              2,590,000
 5,360,000  OSF Finance Company LLC, (LOC: National City Bank) 0.180%, 7/7/11                                             5,360,000
   805,000  Pittsburgh Technical Institute, (LOC: Wells Fargo Bank N.A.) Ser 1999, 0.190%, 7/7/11                           805,000
 1,190,000  Plymouth WI IDR Rev (Plastic Prods Inc.), (LOC: FHLB) Ser 1998, 0.190%, 7/7/11                                1,190,000
 1,376,000  Progress Industrial Properties, Inc., (LOC: FHLB) 0.250%, 7/7/11                                              1,376,000
   500,000  Rise Inc, (LOC: Wells Fargo Bank N.A.) Ser 2002, 0.240%, 7/7/11                                                 500,000
   300,000  Sarasota Co FL Pub Hosp Dist Rev, (LOC: Northern Trust Co) Ser 2008, 0.030%, 7/1/11                             300,000
 2,105,000  St James Properties, (LOC: FHLB) Ser 2004, 0.600%, 7/7/11                                                     2,105,000
 1,535,000  St Paul MN Port Auth Dist Heating Rev, (LOC: Deutsche Bank AG) Ser 2009, 0.120%, 7/7/11                       1,535,000
   790,000  Stonehedge Enterprises, (LOC: FHLB) 0.320%, 7/7/11                                                              790,000
 1,530,000  Tennis for Charity, Inc. Rev, (LOC: JP Morgan Chase Bank) Ser 2004, 0.170%, 7/7/11                            1,530,000
   100,000  Terre Haute IN Intl Arprt Auth Rev (Tri Aerospace), (LOC:
             Northern Trust Co) Ser 2001, Class T, 1.180%, 7/7/11                                                           100,000
   370,000  VT Edl & Hlth Bldgs Fin Agy Rev, (LOC: TD Bank N.A.) Ser 2007, 0.030%, 7/1/11                                   370,000
 1,980,000  VT St Edl & Hlth Bldgs Fin Agy Rev, (LOC: TD Bank N.A.) Ser 2008, Class A, 0.030%, 7/1/11                     1,980,000
   635,000  WA St Hsg Fin MFH Rev (Brittany Park), (LOC: FNMA) Ser 1998, Class B, 0.170%, 7/7/11                            635,000
 1,270,000  WA St Hsg Fin MFH Rev (Vintage), (LOC: FNMA) Ser 2003 B, Class B, 0.170%, 7/7/11                              1,270,000
   372,000  WAI Enterprises LLC, (LOC: FHLB) Ser 2004, 0.600%, 7/7/11                                                       372,000

Touchstone Investment Trust - Portfolio of Investments
Touchstone Money Market Fund - June 30, 2011 (Unaudited)

 PRINCIPAL                                                                                                                MARKET
  AMOUNT                                                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 68.1% (CONTINUED)
$   60,000  Washington MO IDA Indl Rev, (LOC: US Bank N.A.) Ser 2006, 0.190%, 7/7/11                                   $     60,000
 7,500,000  Westchester Co NY Healthcare Corp. Rev, (LOC: TD Bank N.A.) Ser 2010 D, Class D, 0.160%, 7/7/11               7,500,000
   500,000  Westgate Investment Fund, (LOC: Wells Fargo Bank N.A.) Ser 2005, 0.190%, 7/7/11                                 500,000
   425,000  Windsor Med Ctr, (LOC: FHLB) Ser 1997, 0.250%, 7/7/11                                                           425,000
 2,470,000  Yankee Hill Housing LP, (LOC: Wells Fargo Bank N.A.) Ser 2005, 0.240%, 7/7/11                                 2,470,000
 1,000,000  York Co SC PCR, (SPA: National Rural Utilities Finance) Ser 2008 B-3, Class B-3, 1.000%, 9/1/11               1,000,000
 1,535,000  Yuengling Beer Co., Inc., (LOC: PNC Bank N.A.) Ser 99A, 0.300%, 7/30/11                                       1,535,000
------------------------------------------------------------------------------------------------------------------------------------
            TOTAL VARIABLE RATE DEMAND NOTES                                                                           $149,133,400
------------------------------------------------------------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES -- 99.9%
            (Cost $218,710,743)                                                                                        $218,710,743

            OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                                                                   178,277
------------------------------------------------------------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                                                                       $218,889,020
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS:

BANS -- Bond Anticipation Notes
EDR -- Economic Development Revenue
FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association
GO -- General Obligation
HFA -- Housing Finance Authority/Agency
IDA -- Industrial Development Authority/Agency
IDB -- Industrial Development Bond
IDR -- Industrial Development Revenue
LLC -- Limited Liability Company
LOC -- Letter of Credit
LSD -- Local School District
LTGO -- Limited Tax General Obligation
MFH -- Multi-Family Housing
MTN -- Medium Term Note
PCR -- Pollution Control Revenue
RANS -- Revenue Anticipation Notes
SPA -- Stand-by Purchase Agreement
UTGO -- Unlimited Tax General Obligation

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                      VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION            LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Variable Rate
  Demand Notes       $        --    $149,133,400     $        --    $149,133,400
U.S. Government
  Agency
  Obligations                 --      23,527,068              --      23,527,068
Municipal Bonds               --      23,522,095              --      23,522,095
Corporate Bonds               --      13,728,180              --      13,728,180
Time Deposit                  --       8,800,000              --       8,800,000
--------------------------------------------------------------------------------
                                                                    $218,710,743

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE INVESTMENT TRUST - NOTES TO PORTFOLIOS OF INVESTMENTS
June 30, 2011 (Unaudited)

SECURITY VALUATION AND FAIR VALUE MEASUREMENTS -- All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2011, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3.

PORTFOLIO SECURITIES LOANED--Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds' custodian into an approved investment vehicle.

As of June 30, 2011, the Funds loaned securities and received collateral as follows:


                                            FAIR VALUE OF             VALUE OF
                                             SECURITIES              COLLATERAL
                                               LOANED                 RECEIVED
--------------------------------------------------------------------------------
Touchstone Cor$ Bond Fund                    $   50,738              $    52,470
Touchstone High Yield Fund                    2,239,379                2,305,782

All collateral received as cash is received, held and administered by the Fund's custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest.

Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

June 30, 2011 (Unaudited)

REPURCHASE AGREEMENTS -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase AGREEMENT.

DOLLAR ROLL TRANSACTIONS -- The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold.

During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver similar securities when the Fund seeks to repurchase them.

INVESTMENT INCOME -- Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

SECURITY TRANSACTIONS -- Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

FEDERAL TAX INFORMATION -- As of June 30, 2011, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                             GROSS        GROSS        UNREALIZED
                               FEDERAL     UNREALIZED   UNREALIZED    APPRECIATION
                               TAX COST   APPRECIATION DEPRECIATION  (DEPRECIATION)
-----------------------------------------------------------------------------------
Touchstone Core Bond Fund   $ 46,261,681  $1,325,986   $(1,523,096)  $ (197,110)
-----------------------------------------------------------------------------------
Touchstone High Yield Fund   184,085,980   3,837,369    (1,651,636)   2,185,733
-----------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Investment Trust


By:    /s/ Jill T. McGruder
       -----------------------------
Name:  Jill T. McGruder
Title: President

Date:    August 25, 2011

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       -----------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date:  August 25, 2011